Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Note Payable

Note 3 – Note Payable

Note Payable – Related Party

On September 14, 2014, the Company issued an unsecured promissory note in the principal amount of $50,000 (the “Note”) to a stockholder of the Company. The Note matured on September 14, 2017 and accrues interest at 2.5% per annum. On June 9, 2021, the Note was amended to extend the maturity date to September 14, 2022. As of March 31, 2022 and December 31, 2021, the outstanding principal balance on this note was $50,000.

Interest expense related to the Note was $308 and $308 for the three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022 and December 31, 2021, accrued interest on the Note was $9,407 and $9,099, respectively.

Note 3 – Notes Payable

Convertible Notes

On September 1, 2016, the Company entered into a secured convertible promissory note, as amended, with an entity affiliated with a stockholder of the Company for aggregate borrowings of $3,000,000 (as amended, “2016 Note”). The 2016 Note was scheduled to mature on March 31, 2022, and accrued interest at the applicable federal rate per annum. The 2016 Note was secured by (i) all of the Company’s purchased equipment (to the extent not already encumbered) and (ii) any amounts received as a tax rebate or incentive during the term of the 2016 Note. On December 20, 2021, the outstanding principal and accrued interest were converted into shares of the Company’s common stock in connection with the Company’s IPO (see below). As of December 31, 2020, the outstanding principal balance on the 2016 Note was $3,000,000.

On October 30, 2018, the Company entered into an unsecured convertible promissory note in the principal amount of $250,000 (as amended, “2018 Note”). The 2018 Note was scheduled to mature on March 31, 2022, and accrued interest at a rate of 4% per annum. On December 20, 2021, the outstanding principal and accrued interest were converted into shares of the Company’s common stock in connection with the Company’s IPO (see below). As of December 31, 2020, the outstanding principal balance on the 2018 Note was $250,000.

On October 30, 2019, the Company entered into a series of unsecured convertible promissory notes (as amended, “2019 Notes”) in the aggregate principal amount of $800,000. The 2019 Notes were scheduled to mature on March 31, 2022 and accrued interest at a rate of 6% per annum. On December 20, 2021, the outstanding principal and accrued interest was converted into shares of the Company’s common stock in connection with the Company’s IPO (see below). As of December 31, 2020, the outstanding principal balance on the 2019 Notes was $800,000.

In March and April 2021, the Company issued a series of unsecured convertible promissory notes (“2021A Notes”) in the aggregate principal amount of $260,000 to the Company’s Chief Financial Officer and Alwaysraise LLC, an entity in which the Company’s Chief Financial Officer is the sole member. Of the $260,000 principal amount, the Company received $200,000 in cash proceeds and issued a $60,000 note in exchange for services. The 2021A Notes were scheduled to mature on March 1, 2023, and accrued interest at a rate of 6% per annum. In connection with the issuance of the 2021A Notes, the Company issued ten-year warrants to purchase 156,000 shares of the Company’s common stock at an exercise price of $0.80 per share. The warrants were valued using the Black-Scholes option pricing model with the following inputs: an expected and contractual life of 10 years, an assumed volatility of 117%, a zero dividend rate, and a risk free rate of 1.70%. The relative fair value of the warrants amounting to $74,603 was recorded to debt discount and was amortized to interest expense through the date of the Company’s IPO, at which time the outstanding principal and accrued interest was converted into shares of the Company’s common stock (see below).

The 2016 Note, 2018 Note, 2019 Notes and 2021A Notes are collectively referred to as the “Notes.” In the event that the Company issued and sold shares of its equity securities (“Equity Securities”) to investors (the “Investors”) prior to the maturity dates of the Notes in an equity financing with total proceeds to the Company of not less than $10,000,000 (including the conversion of the Notes, other indebtedness or other convertible securities issued for capital raising purposes (e.g., Simple Agreements for Future Equity)) (a “ Qualified Financing”), then the outstanding principal amount of the Notes and any unpaid accrued interest would automatically convert in whole without any further action by the holders into Equity Securities sold in the Qualified Financing at a conversion price equal to the lesser of (i) the price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by 0.80, and (ii) the quotient resulting from dividing $10,000,000 by the number of pre-split outstanding shares of the common stock of the Company immediately prior to the Qualified Financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, including all shares of common stock reserved and available for future grant under any equity incentive or similar plan of the Company, and/or any equity incentive or similar plan created or increased in connection with Qualified Financing, and including the shares of equity securities of the Company issued for capital raising purposes (e.g., Simple Agreements for Future Equity)). The issuance of Equity Securities pursuant to the conversion of the Notes were subject to the same terms and conditions applicable to Equity Securities sold in the Qualified Financing.

Upon the occurrence of a change of control prior to a Qualified Financing or maturity, the 2019 Notes and the 2021A Notes would upon the election of the holders either (i) become due and payable upon closing of such change of control in cash in an amount equal to (a) the outstanding principal amount plus any unpaid accrued interest, plus (b) a repayment premium equal to 200% of the outstanding principal amount, or (ii) be converted such that the outstanding principal balance and any unpaid accrued interest would convert into shares of the Company’s common stock at a conversion price equal to the quotient resulting from dividing $10,000,000 by the number of outstanding shares of common stock of the Company immediately prior to the change of control (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, and including the shares of equity securities of the Company issuable upon the conversion of notes, other indebtedness or other convertible securities issued for capital raising purposes).

On December 20, 2021, in connection with the Company’s IPO, which was deemed a Qualified Financing, the Notes along with the corresponding accrued interest, were automatically converted into an aggregate of 5,633,689 shares of the Company’s common stock. As a result of the conversion, the Company recorded a loss on debt extinguishment of $86,170.

The Notes contained embedded derivative instruments, including automatic conversion into equity securities upon completion of a Qualified Financing, that were required to be bifurcated and accounted for separately as a single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. The Company determined that the issuance date fair values of the derivative instruments for the 2016 Note, 2018 Note, and 2019 Notes, was nominal based on its assumptions of probabilities of a Qualified Financing or change of control transaction. For the 2021A Notes issued during March and April 2021, the Company recorded the fair value of the derivative instruments of $80,000, as a debt discount on the issuance dates which was amortized to interest expense through the date of the Company’s IPO, at which time the 2021A Notes were converted into shares of the Company’s common stock. During the years ended December 31, 2021 and 2020, the Company recognized expense of $22,759,829 and $575,000, respectively, related to the change in fair value of the derivative instruments. Upon the conversion of the Notes, the Company reclassified the estimated fair value of the derivative liability of $23,414,829 to additional paid-in capital. At December 31, 2020, the estimated fair value of the derivative instruments was $575,000.

Interest expense related to the Notes was $118,904 and $99,824 for the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, accrued interest on the Notes was $0 and $334,988, respectively. Amortization of the debt discounts related to the 2021A Notes was $58,157 for the year ended December 31, 2021.

Note Payable – Related Party

On September 14, 2014, the Company issued an unsecured promissory note in the principal amount of $50,000 to a stockholder of the Company. The note matured on September 14, 2017 and accrued interest at a rate of 2.5% per annum. On June 9, 2021, the note was amended to extend the maturity date to September 14, 2022. As of December 31, 2021 and 2020, the outstanding principal balance on this note was $50,000.

Interest expense related to the Note was $1,250 and $1,253 for the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, accrued interest on the Notes was $9,099 and $7,849, respectively.